Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class I | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	68.70%
Class I | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%
Class I | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class I | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	61.40%
Class I | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
Class I | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Class I | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	46.70%
Class I | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	37.90%
Class I | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class II | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	46.70%
Class II | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	37.90%
Class II | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
Class II | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%